Share Capital - Additional information (Detail)							9 Months Ended	12 Months Ended
	Dec. 03, 2021 CAD ($) shares	Dec. 03, 2021 USD ($) $ / shares shares	Nov. 29, 2021 CAD ($) shares	Nov. 29, 2021 USD ($) $ / shares shares	Aug. 13, 2021 CAD ($) $ / shares shares	Apr. 15, 2021 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2021 CAD ($) yr shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2021 $ / shares	Sep. 01, 2019 shares	Feb. 01, 2019 shares
Disclosure of classes of share capital [line items]
Share issue related cost | $											$ 3,300
Residual value of common shares measured | $			$ 8,558,264
Common shares subject to escrow | shares							441,913		681,024	1,674,284	2,381,826
Additional common shares issued during period subject to escrow | shares									0
Weighted average remaining contractual life of share options outstanding							6 years 3 months 18 days		7 years 6 months
Proceeds from the issue of warrants | $			5,302,004
Transaction costs associated with the issuance of the units | $			1,738,087
Payments for share issue costs | $			1,073,262
Payments for debt issue costs | $			664,825
Transaction cost related to fair value of warrants | $			$ 162,947
Warrants outstanding | shares				2,107,787	2,415,000
Warrants [Member] | Atb [Member]
Disclosure of classes of share capital [line items]
Financial liabilities reclassified to share capital | $							$ 195,066
USD brokered public offering [member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares	$ 1,820,070	$ 1,417,450
Net proceeds allocated to common shares | $	$ 1,674,464
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Additional common shares to be issued during period subject to escrow | shares								222,425	458,599
2021 Debentures [Member]
Disclosure of classes of share capital [line items]
Percentage of debt extinguishment					99.20%
Ordinary shares [member] | US brokered public offering [member]
Disclosure of classes of share capital [line items]
Stock issued during period new shares issued in initial public offering | shares			2,100,000	2,100,000
Sale of stock price per share | $ / shares				$ 4.5
Proceeds from issue of ordinary shares net of issuance costs | $			$ 10,912,251
Ordinary shares [member] | Over allotment option [member]
Disclosure of classes of share capital [line items]
Stock issued during period new shares issued in initial public offering | shares	315,000	315,000
Class of warrants exercise price per share | $ / shares		$ 4.75
Ordinary shares [member] | USD brokered public offering [member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares			$ 12,040,198	$ 9,450,000
Ordinary shares [member] | 2021 Debentures [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares net of issuance costs | $					$ 14,436,728
Stock issued during period shares issued for conversion settlement | shares					2,107,787
Ordinary shares [member] | Restricted share units [member]
Disclosure of classes of share capital [line items]
Stock issued during period common shares issued | shares							22,696		71,190
Warrants [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of share options outstanding									3 years 1 month 2 days	2 years 3 months 14 days	1 year 4 months 13 days
Warrants [Member] | Atb [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of share options outstanding							2 years 6 months		3 years 1 month 6 days
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants issued | $									$ 294,894
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member] | Share Price Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | shares									6.39
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member] | Exercise Price Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | shares									5.85
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input									0.26
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member] | Expected Life Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | yr									1.88
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member] | Expected Volatility Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input									69
Warrants [Member] | Equity Settled Warrants Issued To Broker [Member] | Expected Dividend Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | shares									0
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member]
Disclosure of classes of share capital [line items]
Stock issued during period warrants issued to underwriters | shares									126,000
Fair value of warrants issued | $									$ 162,947
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member] | Share Price Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | shares									5.7
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member] | Exercise Price Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | shares									6.31
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input									1.04
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member] | Expected Life Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | yr									3.48
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member] | Expected Volatility Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input									45
Warrants [Member] | Equity Settled Warrants Issued To Underwriters [Member] | Expected Dividend Measurement Input [Member]
Disclosure of classes of share capital [line items]
Warrants measurement input | shares									0
Warrants [Member] | Brokered public offering [member
Disclosure of classes of share capital [line items]
Stock issued during period new shares issued in initial public offering | shares					75,676	2,300,000
Sale of stock price per share | $ / shares						$ 6.3
Proceeds from issue of ordinary shares | $						$ 14,490,000
Class of warrants exercise price per share | $ / shares						$ 8.55
Warrants exercisable term						36 months
Underwriters Cash Commission | $						$ 1,014,300
Percentage of gross proceeds from public offering issue						7.00%
Share issue related cost | $						$ 459,986
Proceeds from issue of ordinary shares net of issuance costs | $						13,015,714
Net proceeds allocated to common shares | $						12,395,918
Residual value of common shares measured | $						$ 619,796
Warrants [Member] | Non brokered private placement [member]
Disclosure of classes of share capital [line items]
Stock issued during period new shares issued in initial public offering | shares					75,676
Sale of stock price per share | $ / shares					$ 5.55
Proceeds from issue of ordinary shares | $					$ 420,000
Class of warrants exercise price per share | $ / shares					$ 8.55
Net proceeds allocated to common shares | $					$ 420,000
Warrants maturity term					April 2024
Warrants [Member] | US brokered public offering [member]
Disclosure of classes of share capital [line items]
Class of warrants exercise price per share | $ / shares				$ 4.95
Stock issued during period warrants issued to underwriters | shares			126,000	126,000
Warrants [Member] | 2021 Debentures [Member]
Disclosure of classes of share capital [line items]
Stock issued during period common shares issued | shares									115,760
Warrants exercisable term									24 months
Stock issued during period shares issued for conversion settlement | shares					2,107,787
Warrants [Member] | 2021 Debentures [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Class of warrants exercise price per share | (per share)									$ 4.12			$ 3.42
Warrants maturity term									December 2022
Warrants [Member] | 2021 Debentures [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Class of warrants exercise price per share | (per share)									$ 8.28			$ 6.6
Warrants maturity term									May 2023
Common share [member]
Disclosure of classes of share capital [line items]
Number of Shares issued for debt settlement | shares													5,000	1,964